Income Taxes (Notes)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Company is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Income tax benefit consisted of the following:

	Year Ended December 31,
	2015	2014	2013
	(in thousands)
Current taxes:
Federal	$(21,193)	$—	$—
State	(1,054)	88	—
Deferred taxes:
Federal	38,347	710,484	84,908
State	(5,477)	24,112	7,172
	$10,623	$734,684	$92,080

As of December 31, 2015, the Company had approximately $107 million of federal net operating loss carryforwards which will begin expiring in 2032. As of December 31, 2015, the Company also had approximately $35 million of federal and state general business and other credits, the majority of which will begin expiring in 2018, and federal and state alternative minimum income tax (“AMT”) credit carryforwards of approximately $23 million that do not expire and can be used to offset regular income taxes in future years to the extent regular income taxes exceed the AMT in any such year. Under federal and applicable state income tax laws, a corporation is generally permitted to deduct from taxable income in any year tax carryforwards subject to certain limitations as prescribed by the taxing authorities. Under federal income tax law, the Company’s net operating loss carryforwards are subject to limitations as defined by Section 382 of the Internal Revenue Code.
A reconciliation of the federal statutory tax rate to the effective tax rate is as follows:

	Year Ended December 31,
	2015	2014	2013

Federal statutory rate	35.0%	35.0%	35.0%
State, net of federal tax benefit	2.9	2.3	0.3
Gain (loss) on transfer of Berry	—	0.2	(24.3)
Valuation allowance	(36.5)	—	—
Other	(0.5)	0.1	(1.8)
Effective rate	0.9%	37.6%	9.2%
Significant components of the deferred tax assets and liabilities were as follows:

	December 31,
	2015	2014
	(in thousands)
Current deferred tax assets:
Net operating loss carryforwards	$18,971	$14,686
Unamortized intangible drilling costs	36,527	38,185
Valuation allowance	(52,990)	(6,430)
Total current deferred tax assets	2,508	46,441

Noncurrent deferred tax assets:
Investment in LINN Energy	276,899	—
Net operating loss carryforwards	21,747	81,993
Unamortized intangible drilling costs	78,725	121,273
Credits	57,683	36,680
Valuation allowance	(415,397)	(29,188)
Other	—	42
Total noncurrent deferred tax assets	19,657	210,800

Noncurrent deferred tax liabilities:
Investment in LINN Energy	—	(271,140)
Other	(3,194)	—
Total noncurrent deferred tax liabilities	(3,194)	(271,140)
Net deferred tax assets (liabilities)	$18,971	$(13,899)

Net deferred tax assets and liabilities were classified on the balance sheets as follows:

	December 31,
	2015	2014
	(in thousands)

Current deferred tax assets	$2,508	$46,441
Current deferred tax liabilities	—	—
Net current deferred tax assets	$2,508	$46,441

Noncurrent deferred tax assets	$19,657	$210,800
Noncurrent deferred tax liabilities	(3,194)	(271,140)
Net noncurrent deferred tax assets (liabilities)	$16,463	$(60,340)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. At December 31, 2015, and December 31, 2014, based on projections of future taxable income for the periods in which the deferred tax assets are deductible, valuation allowances of approximately $468 million and $36 million, respectively, were recorded to reduce the net deferred tax assets to an amount that is more likely than not to be realized. The amount of deferred tax assets considered realizable could be reduced in the future if estimates of future taxable income during the carryforward and carryback periods are reduced.
Changes in the balance of unrecognized tax benefits excluding interest and penalties on uncertain tax positions were as follows:

	Year Ended December 31,
	2015	2014
	(in thousands)

Unrecognized income tax benefits at beginning of year	$20,068	$20,106
Decreases for positions taken in a prior year	—	(38)
Decreases for settlements with taxing authorities	(5,293)	—
Unrecognized income tax benefits at end of year	$14,775	$20,068

In accordance with the applicable accounting standards, the Company recognizes only the impact of income tax positions that, based on their merits, are more likely than not to be sustained upon audit by a taxing authority. To evaluate its current tax positions in order to identify any material uncertain tax positions, the Company developed a policy of identifying and evaluating uncertain tax positions that considers support for each tax position, industry standards, tax return disclosures and schedules, and the significance of each position. It is the Company’s policy to recognize interest and penalties, if any, related to unrecognized tax benefits in income tax expense.
At December 31, 2015, and December 31, 2014, the Company had a gross liability for uncertain income tax benefits of approximately $15 million and $20 million, respectively, which, if recognized, would affect the effective income tax rate. The Company estimates that it is reasonably possible that the balance of unrecognized income tax benefits as of December 31, 2015, could decrease by a maximum of approximately $15 million in the next 12 months due to the expiration of statutes of limitations and settlements with taxing authorities. The Company had accrued approximately $203,000 and $109,000 of interest related to its uncertain income tax positions as of December 31, 2015, and December 31, 2014, respectively. The tax years 2010 – 2015 remain open to examination for federal income tax purposes.